General Information, Structure and Organization of the Business of the Group	12 Months Ended
Dec. 31, 2022
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General Information, Structure and Organization of the Business of the Group
1.	GENERAL INFORMATION, STRUCTURE AND ORGANIZATION OF THE GROUP BUSINESS
General information
YPF S.A. (“YPF” or the “Company”) is a stock corporation (sociedad anónima) incorporated under the Argentine laws, with a registered office at Macacha Güemes 515, in the City of Buenos Aires.
YPF and its subsidiaries (the “Group”) form the leading energy group in Argentina, which operates a fully integrated oil and gas chain with leading market positions across the domestic Upstream, Downstream and Gas and Power segments.
Structure and organization of the economic Group
The following chart shows the organizational structure, including the main companies of the Group, as of December 31, 2022:

(1)	Held directly and indirectly.
(2)	See Note 35.c.3).

Organization of the business
As of December 31, 2022, the Group carries out its operations in accordance with the following structure:

-	Upstream
-	Gas and Power
-	Downstream
-	Central administration and others, which covers the remaining activities not included in the previous segments
Activities covered by each business segment are detailed in Note 5.
The operations, properties and clients of the Group are mainly located in Argentina. However, the Group also holds WI in exploratory areas in Bolivia and sells jet fuel, natural gas, lubricants and derivatives in Chile and lubricants and derivatives in Brazil.